Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Property, Plant and Equipment

The movements in 2017 and 2016 were as follows:

	Land £m	Freehold buildings £m	Leasehold buildings £m	Fixtures, fittings and equipment £m	Computer equipment £m	Total £m
Cost:
1 January 2016	37.1	102.2	837.4	338.3	602.9	1,917.9
Additions	–	1.3	107.9	55.9	87.0	252.1
New acquisitions	–	–	7.9	6.5	6.2	20.6
Disposals	–	(0.3)	(83.2)	(46.1)	(106.4)	(236.0)
Exchange adjustments	–	23.2	142.5	48.0	153.7	367.4
31 December 2016	37.1	126.4	1,012.5	402.6	743.4	2,322.0
Additions	–	4.3	165.0	31.7	87.9	288.9
New acquisitions	–	–	2.0	2.4	1.1	5.5
Disposals	–	(1.2)	(46.1)	(40.7)	(54.6)	(142.6)
Exchange adjustments	–	(10.7)	(51.6)	(18.8)	(74.8)	(155.9)
31 December 2017	37.1	118.8	1,081.8	377.2	703.0	2,317.9

Depreciation:
1 January 2016	–	19.2	423.2	208.9	468.9	1,120.2
Charge for the year	–	4.3	81.1	45.7	89.7	220.8
Disposals	–	(0.6)	(77.8)	(49.2)	(101.4)	(229.0)
Exchange adjustments	–	2.3	83.3	34.6	121.1	241.3
31 December 2016	–	25.2	509.8	240.0	578.3	1,353.3
Charge for the year	–	6.9	86.7	47.0	90.1	230.7
Disposals	–	(1.9)	(42.6)	(35.9)	(54.4)	(134.8)
Exchange adjustments	–	(1.7)	(27.8)	(14.2)	(67.1)	(110.8)
31 December 2017	–	28.5	526.1	236.9	546.9	1,338.4

Net book value:
31 December 2017	37.1	90.3	555.7	140.3	156.1	979.5
31 December 2016	37.1	101.2	502.7	162.6	165.1	968.7
1 January 2016	37.1	83.0	414.2	129.4	134.0	797.7